Document and Entity Information	Aug. 29, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001808865
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 29, 2025
Entity Registrant Name	iTeos Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39401
Entity Tax Identification Number	84-3365066
Entity Address, Address Line One	321 Arsenal Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	339
Local Phone Number	217 0161
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ITOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false